INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions									1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 01, 2023	Nov. 01, 2022	Aug. 04, 2022	Jun. 13, 2022	Apr. 01, 2022	Feb. 16, 2022	Dec. 31, 2021	Feb. 26, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Dec. 24, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Balance at beginning of year												$ 4,725	$ 5,528
Share of earnings for the year												12	88	$ 131
Foreign currency translation and other												(44)	(323)
Share of other comprehensive income												485	163
Distributions												(575)	(157)
Disposition of interest												(142)	(336)
Held for sale												0	(146)
Change in basis of accounting												0	(92)
Acquisitions												864	0
Balance at end of year							$ 4,725		$ 4,725		$ 5,325	5,325	4,725	5,528
Disposal of investments in associates and joint ventures												275	412	0
Tax expense (income)												560	614	$ 291
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest									50.00%
Brazil electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Percentage of voting equity interests acquired																15.00%
Ownership interest							31.00%
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Loans and receivables							$ 375		$ 375		$ 375	$ 375	$ 375
AusNet Services Ltd
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions						$ 500
Proportion of voting rights held in associate						8.00%
North American container terminal operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage				19.00%							49.00%	49.00%
Disposal of investments in associates and joint ventures											$ 275
Gain on sale of investment				$ 125
Tax expense (income)				$ 50
Reclassification adjustments on exchange differences on translation, net of tax												$ 142
North American container terminal operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage				49.00%
Brazilian electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Percentage of voting equity interests acquired								15.00%
Ownership interest								31.00%
U.S. gas pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage															13.00%
Disposal of investments in associates and joint ventures										$ 412
Repayments of bonds, notes and debentures										125
Gain on sale of investment										$ 75
Smart Metering Business
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions					$ 215
Proportion of voting rights held in associate					13.00%
Australian Data Transmissions Business
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions			$ 193
Proportion of voting rights held in associate			12.00%
New Zealand Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from sales of interests in associates		$ 140
U.S. Semiconductor Facility
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate											12.00%
German telecommunications business | Major purchases of assets
Disclosure Of Associates And Joint Ventures [Line Items]
Percentage of voting equity interests acquired	6.00%
Purchase of interests in associates	$ 700